Note 1 - Summary of Significant Accounting Policies: Accounts Receivable (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Accounts Receivable

Accounts Receivable

Accounts receivable are stated at net invoice amount.  An allowance for doubtful accounts is based on management’s best estimate of uncollectible receivable balances based on the creditworthiness of the customer and prior collection history.  As of December 31, 2012 and December 31, 2011 the allowance for doubtful accounts was $-0-.